Shareholder Report, Average Annual Return (Details) 194905_Aristotle Strategic Income Fund_Class H_TSR Annual {Class H}	4 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class H (without sales charge)
Average Annual Return, Percent	(0.08%)
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	0.29%